CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
REVENUES
NET REVENUES	$ 19,029,760	$ 82,613,764	$ 123,318,661
Tax and surcharges	(228,154)	(773,382)	(890,414)
NET REVENUES	11,435,060	61,330,504	107,257,841
OPERATING COSTS AND EXPENSES
Service and development	4,994,059	7,396,835	8,495,768
Sales and marketing	16,467,076	32,322,003	15,241,637
General and administrative	26,452,637	9,928,512	5,816,130
Impairment charge on long-term investments	29,189,836	0
Finance cost	2,511,720
Share-based compensation	347,466	6,585,386	1,828,868
Total operating costs and expenses	79,962,794	56,232,736	31,382,403
(LOSS) INCOME FROM OPERATIONS	(68,527,734)	5,097,768	75,875,438
OTHER INCOME (EXPENSE)
Other income	2,253,318	2,336,015	683,393
Other expense	(655,232)	(28,530)	(22,516)
Total other income, net	1,598,086	2,307,485	660,877
(LOSS) INCOME BEFORE INCOME TAXES	(66,929,648)	7,405,253	76,536,315
INCOME TAXES EXPENSE	4,268,731	1,872,672	11,025,690
NET (LOSS) INCOME	(71,198,379)	5,532,581	65,510,625
Less: net income attributable to non-controlling interest			28,652
NET (LOSS) INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	(71,198,379)	5,532,581	65,481,973
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(5,288,742)	(6,136,187)	6,028,143
COMPREHENSIVE (LOSS) INCOME	(76,487,121)	(603,606)	71,538,768
Less: comprehensive income attributable to non-controlling interest			132,814
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO HEXINDAI'S SHARESHOLDERS	$ (76,487,121)	$ (603,606)	$ 71,405,954
Net (loss) income per share attributable to Hexindai's shareholders
Basic (in dollars per share)	$ (1.46)	$ 0.11	$ 1.46
Diluted (in dollars per share)	$ (1.46)	$ 0.10	$ 1.37
Weighted average shares used in calculation of net (loss) per share
Basic (in shares)	48,757,199	48,693,162	44,977,780
Diluted (in shares)	48,757,199	52,912,826	47,656,263
Loan facilitation, post-origination and other service
REVENUES
NET REVENUES	$ 7,151,245	$ 58,550,903	$ 107,558,133
Interest income
REVENUES
NET REVENUES	$ 4,511,969	$ 3,552,983	$ 590,122